RELATED PARTY TRANSACTIONS (Details) $ / shares in Units, $ in Thousands		6 Months Ended		12 Months Ended
		Jun. 30, 2019 USD ($) Equity_Instrument $ / shares		Dec. 31, 2018 USD ($) Equity_Instrument $ / shares
Short-term Debt [Line Items]
Principal Amount Outstanding		$ 40,833		$ 38,239
Shares Underlying Notes | Equity_Instrument		6,274		6,499
Lan T. Tran [Member]
Short-term Debt [Line Items]
Interest Rate		10.00%	[1]	10.00%	[2]
Date of Loan		Apr. 29, 2016	[1]	Apr. 29, 2016	[2]
Term of Loan		Due on Demand	[1]	Due on Demand	[2]
Principal Amount Outstanding		$ 20	[1]	$ 20	[2]
Highest Principal Outstanding		$ 20	[1]	$ 20	[2]
Hope Hospice [Member]
Short-term Debt [Line Items]
Interest Rate	[3]	10.00%		10.00%
Date of Loan	[3]	Jun. 03, 2016		Jun. 03, 2016
Term of Loan	[3]	Due on Demand		Due on Demand
Principal Amount Outstanding	[3]	$ 250		$ 250
Highest Principal Outstanding	[3]	$ 250		$ 250
Lan T. Tran [Member]
Short-term Debt [Line Items]
Interest Rate		10.00%	[1]	10.00%	[2]
Date of Loan		Feb. 09, 2017	[1]	Feb. 09, 2017	[2]
Term of Loan		Due on Demand	[1]	Due on Demand	[2]
Principal Amount Outstanding	[2]			$ 12
Highest Principal Outstanding		$ 12	[1]	$ 12	[2]
Yutaka Niihara [Member]
Short-term Debt [Line Items]
Interest Rate		10.00%	[1],[4]	10.00%	[2],[5]
Date of Loan		Sep. 14, 2017	[1],[4]	Sep. 14, 2017	[2],[5]
Term of Loan		Due on Demand	[1],[4]	Due on Demand	[2],[5]
Principal Amount Outstanding		$ 27	[1],[4]	$ 27	[2],[5]
Highest Principal Outstanding		$ 904	[1],[4]	904	[2],[5]
Amount of Principal Repaid	[2],[5]			877
Amount of Interest Paid	[2],[5]			$ 95
Lan T. Tran [Member]
Short-term Debt [Line Items]
Interest Rate		11.00%	[1]	11.00%	[2]
Date of Loan		Feb. 10, 2018	[1]	Feb. 10, 2018	[2]
Term of Loan		Due on Demand	[1]	Due on Demand	[2]
Principal Amount Outstanding		$ 159	[1]	$ 159	[2]
Highest Principal Outstanding		$ 159	[1]	159	[2]
Lan T. Tran [Member]
Short-term Debt [Line Items]
Interest Rate	[1]	10.00%
Date of Loan	[1]	Feb. 09, 2019
Term of Loan	[1]	Due on Demand
Principal Amount Outstanding	[1]	$ 14
Highest Principal Outstanding	[1]	14
Promissory Note Payable To Related Parties [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding		470		468
Highest Principal Outstanding		$ 1,359		2,176
Amount of Principal Repaid				1,708
Amount of Interest Paid				$ 294
Yasushi Nagasaki [Member]
Short-term Debt [Line Items]
Interest Rate		10.00%	[1]	10.00%	[2]
Date of Loan		Jun. 29, 2012	[1]	Jun. 29, 2012	[2]
Term of Loan		Due on Demand	[1]	Due on Demand	[2]
Principal Amount Outstanding		$ 200	[1]	$ 200	[2]
Highest Principal Outstanding		200	[1]	$ 200	[2]
Amount of Interest Paid	[1]	$ 45
Conversion Rate (in dollars per share) | $ / shares		$ 3.30	[1]	$ 3.30	[2]
Shares Underlying Notes | Equity_Instrument		64,000	[1]	74,000	[2]
Yutaka & Soomi Niihara [Member]
Short-term Debt [Line Items]
Interest Rate		10.00%	[1],[4]	10.00%	[2],[5]
Date of Loan		Nov. 16, 2015	[1],[4]	Nov. 16, 2015	[2],[5]
Term of Loan		2 years	[1],[4]	2 years	[2],[5]
Principal Amount Outstanding		$ 200	[1],[4]	$ 200	[2],[5]
Highest Principal Outstanding		$ 200	[1],[4]	$ 200	[2],[5]
Conversion Rate (in dollars per share) | $ / shares		$ 4.50	[1],[4]	$ 4.50	[2],[5]
Shares Underlying Notes | Equity_Instrument		61,000	[1],[4]	58,000	[2],[5]
Wei Peu Zen [Member]
Short-term Debt [Line Items]
Interest Rate		10.00%	[4]	10.00%	[5]
Date of Loan		Nov. 06, 2017	[4]	Nov. 06, 2017	[5]
Term of Loan		2 years	[4]	2 years	[5]
Principal Amount Outstanding		$ 5,000	[4]	$ 5,000	[5]
Highest Principal Outstanding		$ 5,000	[4]	5,000	[5]
Amount of Interest Paid	[5]			$ 250
Conversion Rate (in dollars per share) | $ / shares		$ 10.00	[4]	$ 10.00	[5]
Shares Underlying Notes | Equity_Instrument		557,000	[4]	533,000	[5]
Profit Preview International Group, Ltd. [Member]
Short-term Debt [Line Items]
Interest Rate	[6]	10.00%		10.00%
Date of Loan	[6]	Feb. 01, 2018		Feb. 01, 2018
Term of Loan	[6]	2 years		2 years
Principal Amount Outstanding	[6]	$ 4,037		$ 4,037
Highest Principal Outstanding	[6]	$ 4,037		4,037
Amount of Interest Paid	[6]			$ 202
Conversion Rate (in dollars per share) | $ / shares	[6]	$ 10.00		$ 10.00
Shares Underlying Notes | Equity_Instrument	[6]	440,000		420,000
Profit Preview International Group, Ltd. [Member]
Short-term Debt [Line Items]
Interest Rate	[6]	10.00%		10.00%
Date of Loan	[6]	Mar. 21, 2018		Mar. 21, 2018
Term of Loan	[6]	2 years		2 years
Principal Amount Outstanding	[6]	$ 5,363		$ 5,363
Highest Principal Outstanding	[6]	$ 5,363		5,363
Amount of Interest Paid	[6]			$ 268
Conversion Rate (in dollars per share) | $ / shares	[6]	$ 10.00		$ 10.00
Shares Underlying Notes | Equity_Instrument	[6]	578,000		552,000
Convertible notes payable - related party current [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding		$ 14,800		$ 5,400
Highest Principal Outstanding		14,800		5,400
Amount of Interest Paid		$ 45		$ 250
Shares Underlying Notes | Equity_Instrument		1,700,000		665,000
Promissory note payable and convertible notes payable - related party [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding		$ 15,270		$ 15,268
Highest Principal Outstanding		16,159		16,976
Amount of Principal Repaid				1,708
Amount of Interest Paid		$ 45		$ 1,014
Shares Underlying Notes | Equity_Instrument		1,700,000		1,637,000
Masaharu & Emiko Osato [Member]
Short-term Debt [Line Items]
Interest Rate	[5]			11.00%
Date of Loan	[5]			Dec. 29, 2015
Term of Loan	[5]			Due on Demand
Highest Principal Outstanding	[5]			$ 300
Amount of Principal Repaid	[5]			300
Amount of Interest Paid	[5]			$ 76
Lan T. Tran [Member]
Short-term Debt [Line Items]
Interest Rate	[2]			11.00%
Date of Loan	[2]			Feb. 10, 2016
Term of Loan	[2]			Due on Demand
Highest Principal Outstanding	[2]			$ 131
Amount of Principal Repaid	[2]			131
Amount of Interest Paid	[2]			$ 29
Masaharu & Emiko Osato [Member]
Short-term Debt [Line Items]
Interest Rate	[5]			11.00%
Date of Loan	[5]			Feb. 25, 2016
Term of Loan	[5]			Due on Demand
Highest Principal Outstanding	[5]			$ 400
Amount of Principal Repaid	[5]			400
Amount of Interest Paid	[5]			94
Convertible notes payable - related party non-current [Member]
Short-term Debt [Line Items]
Principal Amount Outstanding				9,400
Highest Principal Outstanding				9,400
Amount of Interest Paid				$ 470
Shares Underlying Notes | Equity_Instrument				972,000

[1]	Officer.
[2]	Officer
[3]	Dr. Niihara, a Director and Chief Executive Officer of the Company, is also the Chief Executive Officer of Hope Hospice.
[4]	Director.
[5]	Director
[6]	Mr. Zen, a Director of the Company, is the sole owner of Profit Preview International Group, Ltd.